SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 1,591
Other comprehensive income (loss) before reclassifications	(3,996)
Amounts reclassified from accumulated other comprehensive income	985
Net current-period other comprehensive loss	(3,011)
Ending balance	(1,420)
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	1,591
Other comprehensive income (loss) before reclassifications	(2,205)
Amounts reclassified from accumulated other comprehensive income
Net current-period other comprehensive loss	(2,205)
Ending balance	(614)
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance
Other comprehensive income (loss) before reclassifications	(1,791)
Amounts reclassified from accumulated other comprehensive income	985
Net current-period other comprehensive loss	(806)
Ending balance	$ (806)